Property, plant and equipment - Significant capital commitment (Details) - Property, plant and equipment - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property, plant and equipment
Capital commitments	R 45,284	R 39,888
Shutdown and major statutory maintenance
Property, plant and equipment
Capital commitments	7,963	6,439
Capital expenditure	6,082	2,583
Environmental projects to sustain operations
Property, plant and equipment
Capital commitments	3,449	3,033
Capital expenditure	1,520	1,806
Clean fuels II
Property, plant and equipment
Capital commitments	2,632	1,483
Capital expenditure	893	237
Environmental projects to expand operations
Property, plant and equipment
Capital commitments	640
Mozambique exploration and development
Property, plant and equipment
Capital commitments	11,448	10,786
Capital expenditure	1,377	234
Lake Charles Chemicals Project
Property, plant and equipment
Capital commitments		798
Capital expenditure	R 99	R 684